NOTE 4 – SUBSCRIPTION RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Financing Receivable, after Allowance for Credit Loss	$ 87,239	$ 61,500
Put Shares [Member]
Debt Conversion, Converted Instrument, Shares Issued	3,000,000	3,000,000
Shares Issued, Price Per Share	$ 0.015312	$ 20,500.0000